Property, Plant and Equipment (Annual) (Detail) - Table (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and Equipment, Gross	$ 4,429	$ 4,381	$ 6,840
Less accumulated depreciation	2,376	2,316	4,571
Net property, plant and equipment	2,053	2,065	2,269
Land, Buildings and Improvements [Member]
Property, plant and Equipment, Gross		2,638	2,843
Machinery, Fixture And Equipment [Member]
Property, plant and Equipment, Gross		1,714	3,885
Leasehold Improvements [Member]
Property, plant and Equipment, Gross		$ 29	$ 112